Trade Receivables - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade receivables
Disclosure of detailed information about financial instruments [line items]
ECL allowance	$ 519	$ 629	$ 116
Trade receivables | Customer One | Customer Concentration Risk | Solution partners
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage	13.00%	15.00%
Trade receivables | Customer Two | Customer Concentration Risk | Solution partners
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage	13.00%	10.00%